Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.6%
7,768	iShares 20+ Year Treasury Bond ETF	$869,084	1.9
8,990	iShares Core S&P Small-Cap ETF	873,828	1.9
48,347	iShares Core U.S. Aggregate Bond ETF	4,869,027	10.9
16,443	iShares MSCI Japan ETF	881,180	2.0
15,897	Schwab U.S. TIPS ETF	888,165	2.0
32,368	Vanguard FTSE Developed Markets ETF	1,309,610	2.9
4,281	Vanguard Mid-Cap ETF	896,655	2.0

	Total Exchange-Traded Funds
	(Cost $12,056,299)	10,587,549	23.6

MUTUAL FUNDS: 76.3%
	Affiliated Investment Companies: 57.8%
180,127	Voya Global Bond Fund - Class P3	1,341,947	3.0
133,545	Voya High Yield Bond Fund - Class P3	913,451	2.0
1,723,492	Voya Intermediate Bond Fund - Class P3	15,331,150	34.0
95,762	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	914,523	2.0
106,969	Voya Multi-Manager International Factors Fund - Class P3	887,847	2.0
711,910	Voya Short Term Bond Fund - Class P3	6,642,120	14.8
		26,031,038	57.8

	Unaffiliated Investment Companies: 18.5%
189,867	TIAA-CREF S&P 500 Index Fund - Institutional Class	8,293,369	18.5

	Total Mutual Funds
	(Cost $37,691,087)	34,324,407	76.3

	Total Investments in Securities (Cost $49,747,386)	$44,911,956	99.9
	Assets in Excess of Other Liabilities	23,613	0.1
	Net Assets	$44,935,569	100.0

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,587,549	$–	$–	$10,587,549
Mutual Funds	34,324,407	–	–	34,324,407
Total Investments, at fair value	$44,911,956	$–	$–	$44,911,956

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$1,335,600	$118,699	$(53,301)	$(59,052)	$1,341,947	$-	$(7,981)	$-
Voya High Yield Bond Fund - Class P3	897,092	92,908	(37,508)	(39,041)	913,451	14,345	(5,810)	-
Voya Intermediate Bond Fund - Class P3	15,127,201	1,793,305	(1,332,040)	(257,313)	15,331,150	136,795	(172,738)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	905,981	102,384	(41,846)	(51,996)	914,523	-	(11,633)	-
Voya Multi-Manager International Factors Fund - Class P3	887,721	284,418	(219,161)	(65,131)	887,847	-	(29,966)	-
Voya Short Term Bond Fund - Class R6	-	1,601,365	(1,601,365)	-	-	1,694	(10,893)	-
Voya Short Term Bond Fund - Class P3	5,806,945	1,362,429	(469,614)	(57,640)	6,642,120	39,311	(18,670)	-
	$24,960,540	$5,355,508	$(3,754,835)	$(530,173)	$26,031,038	$192,145	$(257,691)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $50,703,533.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(5,791,577)

Net Unrealized Depreciation	$(5,791,577)